PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	$ 2,096
Property, plant and equipment, Ending Balance	2,530	$ 2,096
Future development costs	745	925
Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	2,849	2,959
Additions (cash and non-cash)	195	134
Disposals (cash and non-cash)	(275)	(113)
Acquisitions through business combinations	503	0
Transfers and assets reclassified as held for sale (4)	(16)	(197)
Net foreign currency exchange differences	169	66
Property, plant and equipment, Ending Balance	3,425	2,849
Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(753)	(595)
Depreciation/depletion/impairment expense	(151)	(216)
Disposals (cash and non-cash)	52	14
Transfers and assets reclassified as held for sale (4)	1	59
Net foreign currency exchange differences	(44)	(15)
Property, plant and equipment, Ending Balance	(895)	(753)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	89
Property, plant and equipment, Ending Balance	103	89
Land | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	89	102
Additions (cash and non-cash)	0	0
Disposals (cash and non-cash)	0	0
Acquisitions through business combinations	21	0
Transfers and assets reclassified as held for sale (4)	(12)	(20)
Net foreign currency exchange differences	5	7
Property, plant and equipment, Ending Balance	103	89
Land | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	0	0
Depreciation/depletion/impairment expense	0	0
Disposals (cash and non-cash)	0	0
Transfers and assets reclassified as held for sale (4)	0	0
Net foreign currency exchange differences	0	0
Property, plant and equipment, Ending Balance	0	0
Building
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	134
Property, plant and equipment, Ending Balance	353	134
Building | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	163	223
Additions (cash and non-cash)	24	2
Disposals (cash and non-cash)	0	(1)
Acquisitions through business combinations	211	0
Transfers and assets reclassified as held for sale (4)	(3)	(65)
Net foreign currency exchange differences	2	4
Property, plant and equipment, Ending Balance	397	163
Building | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(29)	(37)
Depreciation/depletion/impairment expense	(15)	(9)
Disposals (cash and non-cash)	0	0
Transfers and assets reclassified as held for sale (4)	0	17
Net foreign currency exchange differences	0	0
Property, plant and equipment, Ending Balance	(44)	(29)
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	664
Property, plant and equipment, Ending Balance	946	664
Machinery and Equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	917	941
Additions (cash and non-cash)	105	73
Disposals (cash and non-cash)	(22)	(19)
Acquisitions through business combinations	245	0
Transfers and assets reclassified as held for sale (4)	7	(81)
Net foreign currency exchange differences	58	3
Property, plant and equipment, Ending Balance	1,310	917
Machinery and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(253)	(184)
Depreciation/depletion/impairment expense	(106)	(90)
Disposals (cash and non-cash)	16	10
Transfers and assets reclassified as held for sale (4)	(4)	17
Net foreign currency exchange differences	(17)	(6)
Property, plant and equipment, Ending Balance	(364)	(253)
Machinery and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment loss	6	6
Oil and Gas Properties
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	908
Property, plant and equipment, Ending Balance	767	908
Oil and Gas Properties | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	1,333	1,362
Additions (cash and non-cash)	19	15
Disposals (cash and non-cash)	(251)	(87)
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale (4)	0	0
Net foreign currency exchange differences	80	43
Property, plant and equipment, Ending Balance	1,181	1,333
Impairment loss	57	86
Oil and Gas Properties | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(425)	(323)
Depreciation/depletion/impairment expense	0	(94)
Disposals (cash and non-cash)	35	0
Transfers and assets reclassified as held for sale (4)	0	0
Net foreign currency exchange differences	(24)	(8)
Property, plant and equipment, Ending Balance	(414)	(425)
Mineral Property Assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	268
Property, plant and equipment, Ending Balance	299	268
Mineral Property Assets | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	290	250
Additions (cash and non-cash)	29	34
Disposals (cash and non-cash)	0	(1)
Acquisitions through business combinations	0	0
Transfers and assets reclassified as held for sale (4)	(7)	0
Net foreign currency exchange differences	23	7
Property, plant and equipment, Ending Balance	335	290
Mineral Property Assets | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(22)	(9)
Depreciation/depletion/impairment expense	(17)	(13)
Disposals (cash and non-cash)	0	0
Transfers and assets reclassified as held for sale (4)	5	0
Net foreign currency exchange differences	(2)	0
Property, plant and equipment, Ending Balance	(36)	(22)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	33
Property, plant and equipment, Ending Balance	62	33
Others | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	57	81
Additions (cash and non-cash)	18	10
Disposals (cash and non-cash)	(2)	(5)
Acquisitions through business combinations	26	0
Transfers and assets reclassified as held for sale (4)	(1)	(31)
Net foreign currency exchange differences	1	2
Property, plant and equipment, Ending Balance	99	57
Others | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, Beginning Balance	(24)	(42)
Depreciation/depletion/impairment expense	(13)	(10)
Disposals (cash and non-cash)	1	4
Transfers and assets reclassified as held for sale (4)	0	25
Net foreign currency exchange differences	(1)	(1)
Property, plant and equipment, Ending Balance	$ (37)	$ (24)